EMPLOYEE BENEFITS - Expected Benefit Payments (Details) - TFR € in Thousands	Dec. 31, 2022 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 13,585
2023
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,740
2024
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,448
2025
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,458
2026
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,402
2027
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,518
2028 - 2032
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 6,019